SEGMENT REPORTING - Revenue and operating income (loss) (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2025
SEGMENT REPORTING
Commissions	$ 2,334,389	$ 1,383,828	$ 1,750,159		$ 2,679,673		$ 5,937,532
Vetting fees	371,700	365,383	340,050		499,125		1,459,321
Clearing fees	714,349	1,047,712	624,550		756,393		3,165,714
Net gain/(loss) on firm trading accounts	(111)	1,711	6,390		10,046		6,580
Other revenue	830,263	5,448	9,650		56,246		287,465
TOTAL REVENUES	4,250,590	2,804,082	2,730,799		4,001,483		10,856,612
Loss from operations	(877,238)	(941,102)	(398,919)	$ (577,313)	(14,268,826)	$ (1,485,122)	(4,917,281)
Total assets	73,634,759		57,466,554	$ 58,621,911	57,466,554	$ 58,621,911	60,892,833
Single reportable segment
SEGMENT REPORTING
Commissions	2,334,389	1,383,828			2,679,673		5,937,532
Vetting fees	371,700	365,383			499,125		1,459,321
Clearing fees	714,349	1,047,712			756,393		3,165,714
Net gain/(loss) on firm trading accounts	(111)	1,711			10,046		6,580
Other revenue	830,263	5,448			56,246		287,465
TOTAL REVENUES	4,250,590	2,804,082			4,001,483		10,856,612
Loss from operations	(877,238)	(941,102)			(14,268,826)		(4,917,281)
Total assets	$ 73,634,759	$ 55,994,817	$ 57,466,554		$ 57,466,554		$ 60,892,833